TRADE AND OTHER RECEIVABLES - Aging analysis of trade and other accounts receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	13.00%	9.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 12,862	₽ 11,248
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	12.00%	12.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 11,007	₽ 15,261
Weighted average loss rate, handset sales financing (as a percent)	10.00%	9.00%
Gross carrying amount, handset sales financing	₽ 15,785	₽ 16,845
Trade and other receivables	32,868	35,595
Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(1,682)	(979)
Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(1,341)	(1,775)
Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (1,600)	(1,449)
Current | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	3.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 2,087	₽ 21
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	3.00%	1.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 7,966	₽ 8,743
Weighted average loss rate, handset sales financing (as a percent)	2.00%	2.00%
Gross carrying amount, handset sales financing	₽ 13,943	₽ 15,085
Current | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(62)
Current | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(227)	(77)
Current | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (245)	₽ (261)
Up to 30 days | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	5.00%	4.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 9,029	₽ 9,844
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	1.00%	1.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 825	₽ 2,020
Weighted average loss rate, handset sales financing (as a percent)	15.00%	15.00%
Gross carrying amount, handset sales financing	₽ 331	₽ 396
Up to 30 days | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(478)	(395)
Up to 30 days | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(11)	(22)
Up to 30 days | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (50)	₽ (60)
31 - 60 days past due | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	41.00%	16.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 466	₽ 522
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	2.00%	2.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 459	₽ 878
Weighted average loss rate, handset sales financing (as a percent)	53.00%	47.00%
Gross carrying amount, handset sales financing	₽ 102	₽ 125
31 - 60 days past due | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(190)	(86)
31 - 60 days past due | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(11)	(14)
31 - 60 days past due | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (54)	₽ (59)
61 - 90 days past due | Not credit impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	59.00%	38.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 384	₽ 202
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	10.00%	58.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 227	₽ 1,581
Weighted average loss rate, handset sales financing (as a percent)	65.00%	61.00%
Gross carrying amount, handset sales financing	₽ 65	₽ 99
61 - 90 days past due | Not credit impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(225)	(77)
61 - 90 days past due | Not credit impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(23)	(916)
61 - 90 days past due | Not credit impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (43)	₽ (60)
More than 90 days past due | Impaired
Age of trade and other accounts receivables that are past due but not impaired
Weighted average loss rate, subscribers and dealers and other trade receivables (as a percent)	81.00%	64.00%
Gross carrying amount, subscribers and dealers and other trade receivables	₽ 896	₽ 659
Weighted average loss rate, receivables other then from subscribers and dealers and handset financing	69.00%	37.00%
Gross carrying amount, receivables other then from subscribers and dealers and handset financing	₽ 1,530	₽ 2,039
Weighted average loss rate, handset sales financing (as a percent)	90.00%	88.00%
Gross carrying amount, handset sales financing	₽ 1,344	₽ 1,140
More than 90 days past due | Impaired | Provision matrix
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, subscribers and dealers and other trade receivables	(727)	(421)
More than 90 days past due | Impaired | Individually assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, receivables other then from subscribers and dealers and handset financing	(1,069)	(746)
More than 90 days past due | Impaired | Collectively assessed
Age of trade and other accounts receivables that are past due but not impaired
Loss allowance, handset sales financing	₽ (1,208)	₽ (1,009)